Assets and Condensed Schedule of Investments by Class of Units - Assets by Class of Units (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Equity in brokers' trading accounts:
Investments owned - broker trading accounts, fair value		$ 12,395,634
Cash	$ 38,781,351	15,838,709
Total equity in brokers' trading accounts	40,536,387	39,602,588
Cash and cash equivalents	64,625,503	160,802,456
Investments Owned, Fair Value	116,297,654	112,187,759
Interest receivable	13,737	31,132
Total assets	221,473,281	312,623,935
Securities owned - broker trading accounts, cost (in dollars)	0	12,393,731
Securities owned, cost (in dollars)	111,958,454	116,001,074
Class A
Equity in brokers' trading accounts:
Investments owned - broker trading accounts, fair value		644,040
Cash	1,995,803	822,931
Total equity in brokers' trading accounts	2,086,122	2,057,633
Cash and cash equivalents	3,325,820	8,354,809
Investments Owned, Fair Value	5,985,021	5,828,936
Interest receivable	707	1,618
Total assets	11,397,670	16,242,996
Securities owned - broker trading accounts, cost (in dollars)		643,941
Securities owned, cost (in dollars)	5,969,758	5,817,022
Class A | Futures Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	42,590	600,078
Class A | Forward Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	(12,385)	(9,416)
Class A | Swap Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	60,114
Class B
Equity in brokers' trading accounts:
Investments owned - broker trading accounts, fair value		6,723,466
Cash	21,921,928	8,591,010
Total equity in brokers' trading accounts	22,913,997	21,480,682
Cash and cash equivalents	36,530,848	87,220,211
Investments Owned, Fair Value	65,739,557	60,851,309
Interest receivable	7,765	16,886
Total assets	125,192,167	169,569,088
Securities owned - broker trading accounts, cost (in dollars)		6,722,434
Securities owned, cost (in dollars)	65,571,910	60,726,934
Class B | Futures Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	467,814	6,264,502
Class B | Forward Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	(136,037)	(98,296)
Class B | Swap Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	660,292
Legacy 1 Class
Equity in brokers' trading accounts:
Investments owned - broker trading accounts, fair value		109,800
Cash	347,573	140,299
Total equity in brokers' trading accounts	363,302	350,799
Cash and cash equivalents	579,197	1,424,385
Investments Owned, Fair Value	1,042,301	993,756
Interest receivable	123	276
Total assets	1,984,923	2,769,216
Securities owned - broker trading accounts, cost (in dollars)		109,783
Securities owned, cost (in dollars)	1,039,644	991,726
Legacy 1 Class | Futures Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	7,417	102,305
Legacy 1 Class | Forward Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	(2,157)	(1,605)
Legacy 1 Class | Swap Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	10,469
Legacy 2 Class
Equity in brokers' trading accounts:
Investments owned - broker trading accounts, fair value		37,735
Cash	116,161	48,217
Total equity in brokers' trading accounts	121,418	120,563
Cash and cash equivalents	193,572	489,524
Investments Owned, Fair Value	348,345	341,528
Interest receivable	41	95
Total assets	663,376	951,710
Securities owned - broker trading accounts, cost (in dollars)		37,730
Securities owned, cost (in dollars)	347,456	340,831
Legacy 2 Class | Futures Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	2,479	35,163
Legacy 2 Class | Forward Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	(721)	(552)
Legacy 2 Class | Swap Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	3,499
Global 1 Class
Equity in brokers' trading accounts:
Investments owned - broker trading accounts, fair value		401,170
Cash	3,542,555	512,601
Total equity in brokers' trading accounts	3,702,872	1,281,689
Cash and cash equivalents	5,903,337	5,204,179
Investments Owned, Fair Value	10,623,425	3,630,823
Interest receivable	1,255	1,008
Total assets	20,230,889	10,117,699
Securities owned - broker trading accounts, cost (in dollars)		401,108
Securities owned, cost (in dollars)	10,596,334	3,623,402
Global 1 Class | Futures Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	75,598	373,783
Global 1 Class | Forward Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	(21,983)	(5,865)
Global 1 Class | Swap Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	106,702
Global 2 Class
Equity in brokers' trading accounts:
Investments owned - broker trading accounts, fair value		243,537
Cash	702,758	311,183
Total equity in brokers' trading accounts	734,561	778,073
Cash and cash equivalents	1,171,081	3,159,285
Investments Owned, Fair Value	2,107,434	2,204,153
Interest receivable	249	612
Total assets	4,013,325	6,142,123
Securities owned - broker trading accounts, cost (in dollars)		243,500
Securities owned, cost (in dollars)	2,102,059	2,199,646
Global 2 Class | Futures Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	14,997	226,914
Global 2 Class | Forward Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	(4,361)	(3,561)
Global 2 Class | Swap Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	21,167
Global 3 Class
Equity in brokers' trading accounts:
Investments owned - broker trading accounts, fair value		4,235,886
Cash	10,154,573	5,412,468
Total equity in brokers' trading accounts	10,614,115	13,533,149
Cash and cash equivalents	16,921,648	54,950,063
Investments Owned, Fair Value	30,451,571	38,337,254
Interest receivable	3,597	10,637
Total assets	57,990,931	106,831,103
Securities owned - broker trading accounts, cost (in dollars)		4,235,235
Securities owned, cost (in dollars)	30,373,913	38,258,894
Global 3 Class | Futures Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	216,700	3,946,722
Global 3 Class | Forward Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	(63,015)	$ (61,927)
Global 3 Class | Swap Contracts
Equity in brokers' trading accounts:
Open derivative contracts, fair value	$ 305,857